Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 589,000
Changes that directly affected Income tax expense	16,196	¥ (39,410)	¥ 5,984
Change in valuation allowance	17,818	3,282	713
Unrecognized tax benefits, that would affect effective tax rate	5,245	4,401	3,374
Unrecognized tax benefits, interest and penalties	1,812	¥ 1,463	¥ 1,477
Mizuho Securities Company Limited | Japan
Income Taxes [Line Items]
Net operating loss carryforwards	246,000
Mizuho Financial Group Inc
Income Taxes [Line Items]
Undistributed earnings	285,000
Deferred tax liabilities	¥ 30,000